Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Class A Common Stock	Class B Common Stock	Class C Common Stock	Class D Common Stock	Class A Units	Class B Units	Class C Units	Class D Units	Class E Units	Member Units Class A Units	Member Units Class B Units	Member Units Class C Units	Member Units Class D Units	Member Units Class E Units	Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Common Stock Class C Common Stock	Common Stock Class D Common Stock	Additional paid-in capital	Retained earnings	Accumulated deficit	Accumulated other comprehensive loss	EVO Payments, Inc. (deficit)/equity	Nonredeemable non-controlling interests	Accumulated deficit
Beginning balance (Predecessor) at Dec. 31, 2015	$ (172,950)										$ 54,453		$ 9,893											$ (75,365)	$ (163,955)	$ (8,995)	$ (152,936)
Beginning balance (Predecessor) at Dec. 31, 2015						6,374,000	3,506,000	381,000	1,115,000		6,374,000	3,506,000	381,000	1,115,000
Beginning balance at Dec. 31, 2015	11,376,000
Net (loss) income | Predecessor	$ 51,346																								47,705	3,641	47,705
Foreign currency translation adjustment | Predecessor	$ (52,454)																							(52,393)	(52,393)	(61)
Capital contribution (in shares) | Predecessor									2,000
Capital contribution (in shares)	2,000
Defined benefit pension plan | Predecessor	$ 294																							294	294
Redeemable non-controlling interests adjustment | Predecessor	(16,548)																								(16,548)		(16,548)
Ending balance (Predecessor) at Dec. 31, 2016	(197,763)
Unit purchase/ redemption/ forfeiture/grants | Predecessor	(430)												$ (430)												(430)
Unit purchase/ redemption/ forfeiture/grants ,in share | Predecessor													(6,000)	(30,000)
Distributions | Predecessor	(7,021)																								(2,249)	(4,772)	(2,249)
Ending balance (Predecessor) at Dec. 31, 2016	$ (197,763)					$ 54,453		$ 9,463			$ 54,453		$ 9,463											(127,464)	(187,576)	(10,187)	(124,028)
Ending Balance (Predecessor) at Dec. 31, 2016						6,374,000	3,506,000	375,000	1,085,000		6,374,000	3,506,000	375,000	1,085,000
Ending Balance at Dec. 31, 2016	11,340,000
Net (loss) income | Predecessor	$ (37,813)																								(40,242)	2,429	(40,242)
Foreign currency translation adjustment | Predecessor	$ 69,917
Capital contribution (in shares) | Predecessor									34,000	1,012,000
Capital contribution (in shares)	1,046,000
Ending Balance (Scenario, Previously Reported) at Dec. 31, 2017	$ 100															$ 1					$ 99
Ending balance (in shares) (Scenario, Previously Reported) at Dec. 31, 2017	100,000															100,000
Ending balance (in shares) at Dec. 31, 2017		0	0	0	0
Cumulative translation adjustment subsequent to the Reorganization Transactions | Predecessor	$ 45,541																							59,255	29,307	$ 16,234	$ (29,948)
Defined benefit pension plan | Predecessor	$ 530																							530	$ 530
Acquisition of additional shares in a consolidated subsidiary | Predecessor	(9,218,000)																								(6,401,000)	(2,817,000)	(6,401,000)
Redeemable non-controlling interests adjustment | Predecessor	$ (34,985)																								$ (34,985)		$ (34,985)
Ending balance (Predecessor) at Dec. 31, 2017	(166,531)
Ending balance at Dec. 31, 2017	(166,531)										$ 54,453		$ 9,463		$ 71,250								$ (237,330)	(67,679)	(169,843)	$ 3,312
Unit purchase/ redemption/ forfeiture/grants | Predecessor	71,250														$ 71,250										71,250
Unit purchase/ redemption/ forfeiture/grants ,in share | Predecessor														22,000	1,012,000
Distributions | Predecessor	(4,073)																								(1,726)	(2,347)	(1,726)
Ending balance (Predecessor) at Dec. 31, 2017	$ (166,531)					$ 54,453		$ 9,463		$ 71,250	$ 54,453		$ 9,463		$ 71,250									(67,679)	(169,843)	3,312	(237,330)
Ending balance at Dec. 31, 2017						$ 54,453		$ 9,463		$ 71,250
Ending Balance (Predecessor) at Dec. 31, 2017						6,374,000	3,506,000	375,000	1,107,000	1,012,000	6,374,000	3,506,000	375,000	1,107,000	1,012,000
Ending Balance at Dec. 31, 2017	12,374,000										6,374,000	3,506,000	375,000	1,107,000	1,012,000
Beginning Balance (Scenario, Previously Reported) at Apr. 21, 2017	$ 0															$ 0					0
Beginning balance (in shares) (Scenario, Previously Reported) at Apr. 21, 2017																0
Capital contribution | Scenario, Previously Reported	100															$ 1					99
Capital contribution (in shares) | Scenario, Previously Reported																100,000
Ending Balance (Scenario, Previously Reported) at Dec. 31, 2017	$ 100															$ 1					99
Ending balance (in shares) (Scenario, Previously Reported) at Dec. 31, 2017	100,000															100,000
Ending balance (in shares) at Dec. 31, 2017		0	0	0	0
Ending balance (Predecessor) at Dec. 31, 2017	$ (166,531)
Ending balance at Dec. 31, 2017	(166,531)										$ 54,453		$ 9,463		$ 71,250								(237,330)	(67,679)	(169,843)	3,312
Ending balance (Predecessor) at Dec. 31, 2017	$ (166,531)					$ 54,453		$ 9,463		$ 71,250	$ 54,453		$ 9,463		$ 71,250									(67,679)	(169,843)	3,312	$ (237,330)
Ending balance at Dec. 31, 2017						$ 54,453		$ 9,463		$ 71,250
Ending Balance (Predecessor) at Dec. 31, 2017						6,374,000	3,506,000	375,000	1,107,000	1,012,000	6,374,000	3,506,000	375,000	1,107,000	1,012,000
Ending Balance at Dec. 31, 2017	12,374,000										6,374,000	3,506,000	375,000	1,107,000	1,012,000
Net (loss) income	$ 16,713
Net income prior to Reorganization Transactions	(24,412)																						(24,412)		(24,412)
Foreign currency translation adjustment	(9,160)
Cumulative translation adjustment prior to Reorganization Transactions	(6,337)																							(6,337)	(6,337)
Distributions prior to Reorganization Transactions	(1,334)																									(1,334)
Acquisition of additional shares in a consolidated subsidiary	(22,065)																						(20,924)		(20,924)	(1,141)
Legacy deficit / accumulated comprehensive loss allocation (Class C&D)																							132,181	34,612	166,793	(166,793)
Legacy deficit / accumulated comprehensive loss allocation (Class B)	189,889																						$ 150,485	39,404	189,889
Equity issued in connection with acquisition prior to Reorganization Transactions											$ (54,453)		$ (9,463)		$ (71,250)			$ 4		$ 2	135,160
Equity issued in connection with acquisition prior to Reorganization Transactions (in units and shares)											(6,374,000)	(3,506,000)	(375,000)	(1,107,000)	(1,012,000)		1,319,000	35,914,000	2,561,000	24,305,000
Share-based compensation prior to Reorganization Transactions, net of share settlement	51,339																				51,339				51,339
Share-based compensation prior to Reorganization Transactions, net of share settlement (in shares)																	494,000
Class B redeemable non-controlling interests fair value adjustment in connection to Reorganization Transactions	(735,775)																									(735,775)
Effect of Reorganization Transactions	(715,226)																	$ 4		$ 2	186,499				186,505	(901,731)
Effect of Reorganization Transactions (in shares)																	1,813,000	35,914,000	2,561,000	24,305,000
Capital contribution	220,598																$ 2				220,596				220,598
Capital contribution (in shares)																	15,434,000
Contingent consideration settled in Class A common stock	771																				771				771
Ending balance (in shares) at Jun. 30, 2018		17,294,768	35,913,538	2,560,955	24,305,155
Contingent consideration settled in Class A common stock (in shares)																	48,000
Deferred taxes in connection with the Reorganization Transactions	4,590																				4,590				4,590
Tax receivable agreement obligations in connection with the Reorganization Transactions	389																				389				389
Net income subsequent to the Reorganization Transactions	(4,584)																					$ 16,713			16,713	(21,297)
Cumulative translation adjustment subsequent to the Reorganization Transactions	(3,619)																							(1,631)	(1,631)	(1,988)
Legacy redeemable non-controlling interests fair value adjustment	5,356																					2,104			2,104	3,252
Class B redeemable non-controlling interests fair value adjustment in conjunction with the Reorganization Transactions	(188,102)																					(73,893)			(73,893)	(114,209)
Ending balance at Jun. 30, 2018	$ (679,827)																$ 2	$ 4		$ 2	$ 412,845	$ (55,076)		$ (1,631)	$ 356,146	$ (1,035,973)
Ending balance (in shares) at Jun. 30, 2018																	17,295,000	35,914,000	2,561,000	24,305,000